Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair value of long term debt	$ 230,000
Carrying value of long term debt	224,925
Long-term debt, less current portion	$ 222,625	$ 30,000